BALANCES AND TRANSACTIONS WITH RELATED PARTIES (Schedule of Benefits to Related Parties) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Disclosure of transactions between related parties [abstract]
Salary and related expenses to those employed by the Company or on its behalf	$ 352	$ 460	$ 473
Remuneration of directors not employed by the Company or on its behalf	$ 366	$ 107	$ 122
Related and related parties employed by the Company or on its behalf	2	2	2
Directors not employed by the Company	8	2	3
Number of People to whom the Salary and Benefits Refer	10	4	5